Offsets	Jan. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	IREN Limited
Form or Filing Type	F-3
File Number	333-279427
Initial Filing Date	May 15, 2024
Fee Offset Claimed	$ 1,040.32
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,795,066.94
Termination / Withdrawal Statement
(1)
Pursuant to its Registration Statement on Form F-3 (File No. 333-279427), filed with the SEC on May 15, 2024 and declared effective on May 28, 2024 (the “Prior Registration Statement”), the Registrant previously registered such indeterminate number of securities of each of identified class as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $500,000,000. The identified classes of securities registered pursuant to the Prior Registration Statement were (a) Ordinary Shares; (b) Debt Securities; (c) Warrants; (d) Subscription Rights; (e) Purchase Contracts; and (f) Units. $6,795,066.94 of the securities registered pursuant to the Prior Registration Statement remain unsold at the termination of the offering contemplated by such registration statement, leaving $1,040.32 in previously paid fees available for future offset. Pursuant to Rule 457(p) of the Securities Act, the Registrant is using $1,040.32 of the previously paid and unused fees to offset the registration fees required in connection with this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	IREN Limited
Form or Filing Type	F-3
File Number	333-279427
Filing Date	May 15, 2024
Fee Paid with Fee Offset Source	$ 1,040.32